SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2025
Basis of Presentation

Basis of Presentation

The Company’s financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”), and pursuant to the rules and regulations of the SEC.

Emerging Growth Company

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”) and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies but not to emerging growth companies including, but not limited to, the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of expenses and disclosure of contingent assets and liabilities during the reporting period. Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, actual results could differ from those estimates.

DIGITAL ASSET ACQUISITION CORP.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2025

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all short-term investments, other than those held in the Trust Account, with an original maturity of three months or less when purchased to be cash equivalents. The Company had cash and cash equivalents of $1,060,921 as of December 31, 2025 and $0 as of December 31, 2024.

Marketable Securities Held in Trust Account

Marketable Securities Held in Trust Account

As of December 31, 2025, marketable securities held in the Trust Account are comprised of U.S. government treasury bills maturing within three months amounting to $177,124,457. As of December 31, 2024, the Company did not hold marketable securities held in the Trust Account.

Class A Ordinary Shares Subject to Possible Redemption

Class A Ordinary Shares Subject to Possible Redemption

The Company’s Class A ordinary shares that were sold as part of the Units in the Initial Public Offering contain a redemption feature which allows for the redemption of such DAAQ Public Shares in connection with the Company’s liquidation, if there is a shareholder vote or tender offer in connection with the Business Combination and in connection with certain amendments to the Company’s Amended and Restated Memorandum and Articles of Association. In accordance with ASC 480, conditionally redeemable Class A ordinary shares (including Class A ordinary shares that have redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. Ordinary liquidation events, which involve the redemption and liquidation of all of the entity’s equity instruments, are excluded from the provisions of ASC 480. Although the Company did not specify a maximum redemption threshold, its charter provides that currently, the Company will only redeem its DAAQ Public Shares. However, the threshold in its Amended and Restated Memorandum and Articles of Association would not change the nature of the underlying shares as redeemable and thus the DAAQ Public Shares are required to be presented outside of permanent equity. The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable ordinary shares to equal the redemption value ($10.27 per share as of December 31, 2025) at the end of each reporting period. Such changes are reflected in additional paid-in capital, or in the absence of additional paid-in capital, in accumulated deficit.

As of December 31, 2025, the Class A ordinary shares reflected in the balance sheet are reconciled in the following table:

Gross proceeds	$172,500,000
Less:
Proceeds allocated to DAAQ Public Warrants	(500,250)
Issuance costs allocated to Class A ordinary shares	(10,881,785)
Plus:
Accretion of carrying value to redemption value	16,006,492
Class A ordinary shares subject to possible redemption	$177,124,457

DIGITAL ASSET ACQUISITION CORP.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2025

Offering Costs Associated with the Initial Public Offering

Offering Costs Associated with the Initial Public Offering

The Company complies with the requirements of ASC 340-10-S99-1 and SEC Staff Accounting Bulletin Topic 5A, Expenses of Offering. Offering costs consist principally of professional and registration fees incurred through the balance sheet date that are related to the Initial Public Offering. Offering costs directly attributable to the issuance of an equity contract to be classified in equity are recorded as a reduction in equity. Offering costs for equity contracts that are classified as assets and liabilities are expensed immediately. The Company incurred offering costs amounting to $10,931,212, consisting of $1,725,000 of cash underwriting fees, $1,725,000 of underwriting fees paid via the issuance of DAAQ Private Placement Warrants, $6,900,000 of deferred underwriting fees and $581,212 of other offering costs. As such, the Company recorded $10,881,785 of offering costs as a reduction of temporary equity and $49,427 of offering costs as a reduction of permanent equity.

Income Taxes

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under ASC Topic 740, Income Taxes (“ASC 740”). Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2025 or 2024. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

The Company is considered to be an exempted Cayman Islands company with no connection to any other taxable jurisdiction and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands, and the Company believes it is presently not subject to income taxes or income tax filing requirements in the United States. As such, the Company’s tax provision was zero for the periods presented.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist of a cash account in a financial institution which, at times may exceed the Federal Deposit Insurance Corporation of $250,000. The Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Net Income (Loss) per Ordinary Share

Net Income (Loss) per Ordinary Share

Net income (loss) per ordinary share is computed by dividing net income (loss) by the weighted average number of ordinary shares outstanding during the period. At December 31, 2025, the calculation of diluted net income per Class A Ordinary Share does not consider the effect of the DAAQ Public Warrants issued in connection with the Initial Public Offering and the DAAQ Private Placement Warrants to purchase an aggregate of 14,075,000 Class A Ordinary Shares, because their exercise is contingent upon future events. As a result, diluted income per Class A ordinary share is the same as basic income per Class A ordinary share.

The Company has two classes of ordinary shares, which are referred to as redeemable Class A ordinary shares and Class B ordinary shares. Accretion associated with the redeemable shares of Class A ordinary shares is excluded from income (loss) per ordinary share as the redemption value approximates fair value.

DIGITAL ASSET ACQUISITION CORP.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2025

The following tables reflect the calculation of basic and diluted net income (loss) per share:

	For the Year Ended December 31, 2025		For the Period from December 9, 2024 (inception) through December 31, 2024
	Class A	Class B(1)	Class A	Class B(1)
Basic net income (loss) per share:
Numerator:
Net income (loss)	$2,880,480	$1,364,045	$—	$(5,112)
Denominator:
Weighted Average Ordinary Shares	11,626,027	5,505,479	—	5,000,000
Basic net income (loss) per ordinary share	$0.25	$0.25	$0.00	$(0.00)

	For the Year Ended December 31, 2025		For the Period from December 9, 2024 (inception) through December 31, 2024
	Class A	Class B(1)	Class A	Class B(1)
Diluted net income (loss) per share:
Numerator:
Net income (loss)	$2,870,496	$1,374,029	$—	$(5,112)
Denominator:
Weighted Average Ordinary Shares	11,626,027	5,565,068	—	5,000,000
Diluted net income (loss) per ordinary share	$0.25	$0.25	$0.00	$(0.00)

(1)	Excludes up to 750,000 Class B ordinary shares that were subject to forfeiture if the over-allotment option was not exercised in full or in part by the Underwriters (Note 6). On April 30, 2025, the Underwriters’ over-allotment option was exercised in full simultaneously with the Initial Public Offering, and the 750,000 Class B ordinary shares were no longer subject to forfeiture.

DIGITAL ASSET ACQUISITION CORP.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2025

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, Fair Value Measurement, approximates the carrying amounts represented in the accompanying balance sheets, primarily due to their short-term nature.

Warrants

Warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in ASC 480 and ASC Topic 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own ordinary shares, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded as liabilities at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss in the statements of operations.

The DAAQ Public Warrants and DAAQ Private Placement Warrants are not precluded from equity classification and were accounted for as such on the date of issuance.

Share-Based Compensation

Share-Based Compensation

The Company records share-based compensation in accordance with ASC Topic 718, Compensation-Share Compensation (“ASC 718”). ASC 718 defines a fair value-based method of accounting for an employee share option or similar equity instrument. The Company recognizes all forms of share-based payments at their fair value on the grant date, which are based on the estimated number of awards that are ultimately expected to vest. Share-based payments are valued using a Black-Scholes option pricing model. Grants of share-based payment awards issued to non-employees for services rendered have been recorded at the fair value of the share-based payment, which is the more readily determinable value. The grants are amortized on a straight-line basis over the requisite service periods, which is generally the vesting period. If an award is granted, but vesting does not occur, any previously recognized compensation cost is reversed in the period related to the termination of service. Share-based compensation expenses are included in costs and operating expenses depending on the nature of the services provided in the statements of operations.

Recently Adopted Accounting Standards

Recently Adopted Accounting Standards

In November 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in this ASU require disclosures, on an annual and interim basis, of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”), as well as the aggregate amount of other segment items included in the reported measure of segment profit or loss.

The ASU requires that a public entity disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources. Public entities will be required to provide all annual disclosures currently required by ASC Topic 280, Segment Reporting (“ASC 280”), in interim periods, and entities with a single reportable segment are required to provide all the disclosures required by the amendments in this ASU and existing segment disclosures in ASC 280. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The Company adopted ASU 2023-07 on December 9, 2024, the date of its incorporation. The adoption did not have a material impact on the consolidated financial statements, refer to Note 5, Segment Information.

No other recently issued accounting pronouncements are expected to have a material impact on the Company.

Old Glory Holding Co [Member]
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

An estimate that is particularly susceptible to significant change relates to the determination of the allowance for credit losses. While management uses available information to recognize credit losses on loans, future changes to the allowance may be necessary based on changes in local economic conditions. In addition, regulatory agencies, as an integral part of their examination process, periodically review the Company’s allowance for credit losses. Such agencies may require the Company to recognize additions to the allowance based on their judgment about information available to them at the time of their examination. Because of these factors, it is reasonably possible that the allowance for credit losses may change in the near term.

Other estimates relate to the determination of the fair value of investment securities and the valuation of deferred tax assets. The accounting policies for these items and other significant policies are presented below.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents include cash and due from banks, federal funds sold, an excess balance account at the Federal Reserve Bank through Bankers Bank of Oklahoma, and interest-bearing deposits with other financial institutions with maturities fewer than 90 days. At various times during the year, the Company may have deposits in excess of FDIC limits at correspondent institutions. The Company periodically evaluates the credit worthiness of its correspondent institutions to monitor its credit risk.

Income Taxes

Income Taxes

Deferred tax assets and liabilities are recorded for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the assets and liabilities are expected to be recovered or settled. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income taxes during the period that includes the enactment date.

In the event the future tax consequences of differences between the financial reporting bases and the tax bases of assets and liabilities results in deferred tax assets, an evaluation of the probability of being able to realize the future benefits indicated by such asset is required. A valuation allowance is provided for a portion of the deferred tax asset when it is more likely than not that some or all of the deferred tax asset will not be realized. In assessing the realizability of the deferred tax assets, management considers the scheduled reversals of deferred tax liabilities, projected future taxable earnings and prudent and feasible tax planning strategies. Management weighs both the positive and negative evidence, giving more weight to evidence that can be objectively verified. The Company has established a full valuation allowance against net deferred tax assets.

OLD GLORY HOLDING COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(dollars in thousands, except share data)

December 31, 2025 and 2024

The income tax benefit or expense is the total of the current year income tax due or refundable and the change in deferred tax assets and liabilities. A tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50 percent likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. The Company recognizes interest and / or penalties related to income tax matters in income tax expense.

Earnings / Loss Per Common Share

Net Income (Loss) per Ordinary Share

Basic earnings / loss per common share (EPS) is computed by dividing net income or loss by the weighted-average number of common shares outstanding for the year, less the average number of non-vested restricted stock awards. Diluted EPS reflects the potential dilution from the issuance of additional shares of common stock caused by the exercise of stock options and warrants and restricted stock awards.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Fair values of financial instruments are estimated using relevant market information and other assumptions. Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of broad markets for particular items. Changes in assumptions or in market conditions could significantly affect these estimates.

Share-Based Compensation

Share-Based Compensation

The Company recognizes the cost of employee, vendor and director services received in exchange for an award of equity instruments in the financial statements over the period the employee is required to perform the services in exchange for the award (presumptively the vesting period). The Company measures the cost of employee services received in exchange for an award based on the grant date fair value of the award. Forfeitures are accounted for as they occur. The Company uses the Black-Scholes method for estimating the fair value of options and warrants.

Warrants issued to shareholders as coverage warrants are classified as equity instruments and are accounted for at fair value as determined using the Black-Scholes model. The relative fair value of coverage warrants is recognized as a separate component of surplus and disclosed separately in the consolidated statements of stockholder’s equity. Compensation expense is not recognized on coverage warrants as no services are provided by the shareholder.

OLD GLORY HOLDING COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(dollars in thousands, except share data)

December 31, 2025 and 2024

Recently Adopted Accounting Standards

In November 2023, the FASB issued ASU No. 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures.” ASU 2023-07 expands segment disclosure requirements to require disclosure of significant segment expenses and other segment items on an annual and interim basis and to provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually. This guidance is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Adoption did not have a material impact on the Company’s consolidated financial statements and the Company has included the new required disclosures.

OLD GLORY HOLDING COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(dollars in thousands, except share data)

December 31, 2025 and 2024

In December 2023, the FASB issued ASU No. 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures.” ASU 2023-09 requires public business entities to disclose in their rate reconciliation table additional categories of information about federal, state and foreign income taxes and to provide more details about the reconciling items in some categories if items meet a quantitative threshold. ASU 2023-09 also requires all entities to disclose income taxes paid, net of refunds, disaggregated by federal, state, and foreign taxes for annual periods and to disaggregate the information by jurisdiction based on a quantitative threshold, among other things. The guidance is effective for the Company for fiscal years beginning after December 15, 2025, though early adoption is permitted. The Company elected to early adopt this guidance in its 2025 financial statements. Adoption did not have a material impact on the Company’s consolidated financial statements and the Company has included the new required disclosures.

In November 2024, the FASB issued ASU 2024-03, “Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses,” to provide more decision-useful information about an entity’s expenses by requiring entities to disclose additional detail on expenses reported in income statements. Under ASU 2024-03, entities will provide detailed disclosures in interim and annual periods of specified categories underlying certain expense captions. The guidance is effective for the Company for fiscal years beginning after December 15, 2026, though early adoption is permitted. The adoption of this guidance is not expected to have a material effect on the Company’s operating results or financial condition.

Nature of Operations

Nature of Operations

Old Glory Holding Company (the “Company”) is a Delaware Corporation formed in 2021 for the purpose of raising capital and acquiring what is now Old Glory Bank (the “Bank”).

The Company acquired First State Bank of Elmore County (“FSBEC”) on November 30, 2022. At the time, FSBEC had total assets of $13.7 million and was subsequently renamed Old Glory Bank. After the acquisition, Old Glory Bank successfully implemented nationwide online and mobile banking for both consumers and businesses which are located throughout the United States.

In April 2024, the Company negotiated the sale of its wholly-owned subsidiary, American Mortgage Bank, LLC (“AMB”) to Bluechip Bancshares, LLC (“Bluechip”), a company controlled by the family of a board member of Old Glory Bank. The sale of AMB in 2024 was based on an option granted to Bluechip to buy AMB within two years of the FSBEC sale date, contained in the original Stock Purchase Agreement (“Agreement”), as amended. Terms of the sale included a purchase price of $1,196,774, which approximated the book value of AMB, plus the required exercise of 356,000 of Class B common warrants that had been granted to Bluechip in the Agreement.

The Company also owns 100% of the equity of Old Glory Intellectual Property Holdings, LLC., a Georgia limited liability company, which entity holds intellectual property rights relating to Old Glory Bank’s trademarks.

The Bank operates under a charter granted by the Oklahoma State Banking Department and is regulated by the Federal Deposit Insurance Corporation (“FDIC”) and the Oklahoma State Banking Department. The Company is headquartered in Oklahoma City, Oklahoma, with its physical banking operation located in Elmore City, Oklahoma.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements have been prepared using the accrual basis of accounting and include the accounts of the Company, Bank, and AMB. All significant intercompany accounts and transactions have been eliminated. The Financial Accounting Standards Board (FASB) provides authoritative guidance regarding U.S. GAAP through the Accounting Standards Codification (ASC) and related Accounting Standards Updates (ASUs).

OLD GLORY HOLDING COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(dollars in thousands, except share data)

December 31, 2025 and 2024

Investment Securities Available For Sale

Investment Securities Available For Sale

The Company classifies all of its debt securities as available for sale. Securities available for sale are carried at fair value, based on quoted market prices or other third-party pricing services, with unrealized gains and losses, net of the related tax effect, reported in other comprehensive income. Realized gains and losses on securities available for sale are included in noninterest income and, when applicable, are reported as a reclassification adjustment, net of tax, in other comprehensive income / loss. Gains and losses on sales of securities are determined on the specific-identification method on a trade-date basis. The amortization of premiums and accretion of discounts are recognized in interest income using methods approximating the interest method. Premiums on callable debt securities are amortized to the earliest call date.

OLD GLORY HOLDING COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(dollars in thousands, except share data)

December 31, 2025 and 2024

Mortgage Loans Held for Sale

Mortgage Loans Held for Sale

The Company originates residential mortgage loans to be sold. The Company accounts for mortgage loans held for sale at the lower of cost or market value. The market value for loans held for sale are based on what mortgage buyers are currently offering the Bank on a “best efforts” basis to buy the loans. Interest rate lock commitments with borrowers and the related derivative are not material as of December 31, 2025 and 2024.

Loans

Loans

Loans are stated at unpaid principal plus net deferred loan fees and costs, less the allowance for credit losses. Loan fees and associated costs are deferred and amortized into interest income over the life of the loan using the interest method if the impact of such accounting is material.

The accrual of interest is discontinued when a loan becomes 90 days past due and is not well collateralized and in the process of collection, or when management believes, after considering economic and business conditions and collection efforts, that the principal or interest will not be collectible in the normal course of business. Past due status is based on contractual terms of the loan. When a loan is placed on nonaccrual status, previously accrued and uncollected interest is charged against interest revenue on loans. Interest payments are applied to reduce the principal balance on nonaccrual loans. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current, there is a sustained period of repayment performance and future payments are reasonably assured. Nonaccrual loans include smaller balance homogeneous loans of $100,000 or less that are collectively evaluated for impairment and individually classified impaired loans.

Allowance For Credit Losses - Loans

Allowance For Credit Losses - Loans

The Company adopted ASU 2016-13, “Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments,” (“CECL”) on January 1, 2023 using the modified retrospective approach.

The allowance for credit losses reflects management’s estimate of losses that will result from the inability of its borrowers to make required loan payments. Expected credit losses are reflected in the allowance for credit losses through a provision for credit losses. Management records loans charged off against the allowance for credit losses and subsequent recoveries, if any, increase the allowance for credit losses when they are recognized. Management uses a systematic methodology to determine its allowance for credit losses for certain off-balance sheet credit exposures. The allowance for credit losses is a valuation account that is deducted from the amortized costs basis to present the net amount expected to be collected on the loan portfolio. Management estimates the allowance balance using relevant available information, from internal and external sources, relating to past events, current and projected conditions, and reasonable and supportable forecasts. Peer group historical credit loss experience provides the basis for the estimation of credit losses. Adjustments to peer group historical loss information are made for differences in current loan-specific risk characteristics, such as differences in underwriting standards, portfolio mix, asset quality, as well as for changes in environmental conditions, such as changes in unemployment rates, property values, or the health of the economy.

The Company’s secured by real estate loan portfolio is underwritten based primarily on the proposed borrower’s credit history and financial capacity. Risks that are common to the Company’s loans secured by real estate include general economic conditions, the personal or business circumstances of the borrowers, and reductions in collateral values. In addition to these common risks for the Company’s loans secured by real estate, the various loan classes within the segment also have certain risks specific to them. Common risks applicable to non-real estate loans include general economic conditions within the Company’s markets, such as unemployment, the personal or business circumstances of the borrowers, reductions in collateral values and demand for borrower’s products and services, as applicable. In addition to these common risks for the Company’s non-real estate loans, various non-real estate loan classes may also have certain risks specific to them.

OLD GLORY HOLDING COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(dollars in thousands, except share data)

December 31, 2025 and 2024

The allowance for credit losses is measured on a collective basis for pools of loans with similar risk characteristics. The Company has identified the following pools of financial assets with similar risk characteristics for measuring expected credit losses:

Real-estate loans

● Construction/development/land loans are highly dependent on the supply and demand for real estate in the Company’s markets. Prolonged deterioration in demand could result in significant decreases in the underlying collateral values and make repayment of the outstanding loans more difficult for the Company’s borrowers.

● Farmland loans are made only to those borrowers who are strongly capitalized, have adequate management depth, demonstrate proven track records, display reliable cash flow, and have the ability to provide the Bank with necessary financial reporting.

● Residential loans are to individuals and are typically secured by previously built homes that conform to property requirements of secondary market investors or FHA or VA, as applicable. Significant and rapid declines in real estate values can result in residential mortgage loan borrowers having debt levels in excess of the current market value of the collateral.

● Junior mortgage loans are typically secured by second liens on residential real estate, thereby making such loans particularly susceptible to declining collateral values. A substantial decline in collateral value could render the Company’s second lien position to be effectively unsecured. Additional risks include lien perfection inaccuracies and disputes with first lien holders that may further weaken collateral positions. Further, the open-end structure of these loans creates the risk that customers may draw on the lines in excess of the collateral value if there have been significant declines since origination.

● Commercial owner-occupied loans are secured by owner-occupied nonfarm nonresidential properties for which the primary source of repayment is the cash flow from the ongoing operations and activities conducted by the party who owns the property. These loans are highly dependent on the ongoing operations of the owner and their ability to service the debt in accordance with the contractual terms and conditions of loan agreement.

● Commercial non-owner-occupied loans are secured by other nonfarm nonresidential properties where the primary source of repayment is derived from rental income associated with the property or the proceeds from the sale, refinancing, or permanent financing of the property. These loans are highly dependent on the supply and demand for commercial property within the Company’s market.

Non-real estate loans

● Commercial-other loans are primarily for commercial and industrial purposes to sole proprietorships, partnerships, corporations, and other business enterprises. These loans also include loans for purchasing or carrying securities or inventory and are primarily dependent on the ongoing operations of the borrower which can be significantly impacted by economic condition within the Company’s market.

● Consumer loans include loans secured by deposit accounts or personal property such as automobiles, boats, and motorcycles, as well as unsecured consumer debt. The value of underlying collateral, if any, within this class is especially volatile due to potential rapid depreciation in values since the date of loan origination in excess of principal repayment.

OLD GLORY HOLDING COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(dollars in thousands, except share data)

December 31, 2025 and 2024

For collectively evaluated loans, the Company uses a weighted-average remaining maturity (“WARM”) method for each loan pool, whereby a long-term average loss rate is calculated and applied on a quarterly basis for the remaining life of the pool. Management has determined that peer loss experience provides the best basis for its assessment of expected credit losses to determine the allowance for credit losses.

Loans that do not share risk characteristics are evaluated on an individual basis. When the Company has determined that foreclosure on a collateral dependent loan is probable, or when the borrower is experiencing financial difficulty and the Company expects repayment of the loan to be provided substantially through the operation or sale of the collateral, the allowance for credit losses is measured based on the difference between the fair value of the collateral and the amortized cost basis of the loan as of the measurement date. When repayment is expected to be from the operation of the collateral, expected credit losses are calculated as the amount by which the amortized cost basis of the loan exceeds the present value of expected cash flows from the operation of the collateral. The Company may, in the alternative, measure the expected credit loss as the amount by which the amortized cost basis of the loan exceeds the estimated fair value of the collateral. When repayment is expected to be from the sale of the collateral, expected credit losses are calculated as the amount by which the amortized costs basis of the loan exceeds the fair value of the underlying collateral less estimated cost to sell. The allowance for credit losses may be zero if the fair value of the collateral at the measurement date exceeds the amortized cost basis of the loan.

Expected credit losses are estimated over the contractual term of the loans, adjusted for expected prepayments when appropriate. The contractual term excludes expected extensions, renewals, and modifications unless either of the following applies: management has a reasonable expectation at the reporting date that a modification will be executed with an individual borrower or the extension or renewal options included in the original or modified contract at the reporting date are not unconditionally cancellable by the Company.

The Company elected not to measure an allowance for credit losses for accrued interest receivable and instead elected to reverse interest income on loans that are placed on nonaccrual status, which is generally when the instrument is 90 days past due, or earlier if the Company believes the collection of interest is doubtful. The Company has concluded that this policy results in the timely reversal of uncollectible interest.

Allowance for Credit Losses—Off-Balance Sheet Credit Exposures

Allowance for Credit Losses—Off-Balance Sheet Credit Exposures

The Company estimates expected credit losses over the contractual period in which the Company is exposed to credit risk via a contractual obligation to extend credit, unless that obligation is unconditionally cancellable by the Company. The allowance for credit losses on off-balance sheet exposures is adjusted through the provision for credit losses. The estimate includes consideration of the likelihood that funding will occur and an estimate of expected credit losses on commitments expected to be funded over its estimated life. The allowance for credit losses is calculated using the same aggregate reserve rates calculated for the funded portion of loans at the portfolio level applied to the amount of commitments expected to fund. The Company has identified pools of unfunded commitments which align with loans held for investment. The allowance for credit losses on off-balance sheet credit exposures is recorded on the other liabilities line item of the balance sheet.

OLD GLORY HOLDING COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(dollars in thousands, except share data)

December 31, 2025 and 2024

Allowance for Credit Losses—Available-for-Sale Securities

Allowance for Credit Losses—Available-for-Sale Securities

For available for sale debt securities in an unrealized loss position, the Company first assesses whether it intends to sell, or if it is more likely than not that it will be required to sell the security before recovery of the amortized cost basis. If either of the criteria regarding intent or requirement to sell is met, the security’s amortized cost basis is written down to fair value through income. For debt securities available for sale that do not meet the aforementioned criteria, the Company evaluates whether any decline in fair value is due to credit loss factors or other factors. In making this assessment, management considers any changes to the rating of the security by a rating agency and adverse conditions specifically related to the security, among other factors. If this assessment indicates that a credit loss exists, the present value of cash flows expected to be collected from the security are compared to the amortized cost basis of the security. If the present value of the cash flows expected to be collected is less than the amortized cost basis, a credit loss exists and an allowance for credit losses is recorded for the credit loss, limited by the amount that the fair value is less than the amortized cost basis. Any impairment that has not been recorded through an allowance for credit losses is recognized in other comprehensive income / (loss).

Changes in the allowance for credit losses under CECL are recorded as provision for (or reversal of) credit loss expense. Losses are charged against the allowance when management believes the uncollectibility of an available-for-sale security is confirmed or when either of the criteria regarding intent or requirement to sell is met. At December 31, 2025 and 2024, there was no allowance for credit losses related to the available-for-sale portfolio.

The Company excludes accrued interest receivable from the amortized cost basis in measuring expected credit losses on the available-for-sale debt securities. Additionally, the Company does not record an allowance for credit losses on accrued interest receivable.

Premises and Equipment

Premises and Equipment

Land is carried at cost. Premises and equipment are stated at cost less accumulated depreciation. Depreciation is computed primarily using the straight-line method over the estimated useful lives of the related assets. Costs incurred for maintenance and repairs are expensed as incurred. The range of estimated useful lives for buildings and improvements is 10 to 40 years; for land improvements, 10 years; and for furniture and equipment, 3 to 10 years. The Company periodically reviews the carrying value of premises and equipment for impairment whenever events or circumstances indicate that the carrying amount of such assets may not be fully recoverable.

Deferred Technology Expenses

Deferred Technology Expenses

Deferred technology expenses represent implementation and customization expenditures for the Company’s core technology platforms which are capitalized and amortized on a straight-line basis over their estimated useful life of 5 to 7 years. The Company periodically reviews the carrying value for impairment whenever events or circumstances indicate that the carrying amount of such assets may not be fully recoverable.

OLD GLORY HOLDING COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(dollars in thousands, except share data)

December 31, 2025 and 2024

Leases

Leases

If material, the Company records a right-of-use asset, included in Other Assets, and a related lease liability, included in Other Liabilities, for eligible operating leases for which it is the lessee, which include leases for land, buildings, and equipment. Payments related to these leases consist primarily of base rent and, in the case of building leases, additional operating costs associated with the leased property such as common area maintenance and utilities. In most cases these operating costs vary over the term of the lease, and therefore are classified as variable lease costs, which are recognized as incurred in the consolidated statement of income. In addition, certain operating leases include costs such as property taxes and insurance, which are recognized as incurred in the consolidated statement of income. The Company’s operating leases may contain renewal options, most of which are excluded from the measurement of the right-of-use asset and lease liability as they are not reasonably certain to be exercised. The Company does not recognize a lease liability or right-of-use asset on the consolidated balance sheet related to short-term leases with a term of less than one year. Lease payments for short-term leases are recognized as expense over the lease term.

Restricted Stock

Restricted Stock

The Company owns stock in the Bankers Bank of Oklahoma. This stock is carried at cost, classified as a restricted security, and periodically evaluated for impairment based on ultimate recovery of par value. Both cash and stock dividends are reported as income.

Core Deposit Intangible

Core Deposit Intangible

The Company has recorded a core deposit intangible from its acquisition of FSBEC. The core deposit intangible is being amortized on a straight-line basis over an estimated useful life of 10 years. At least annually, in the fourth quarter of the calendar year, the Company’s management evaluates its intangible assets for possible impairment. Impairment losses are measured by comparing the fair values of the intangible assets with their recorded amounts. Any impairment losses are reported as other noninterest expense in the consolidated financial statements.

The evaluation of remaining core deposit intangible for possible impairment involves reassessing the useful life and the recoverability of the intangible assets. The evaluation of the useful life is performed by reviewing the levels of core deposits of the branch acquired. The actual life of a core deposit may be longer than originally estimated due to more successful retention of customers or may be shortened due to more rapid runoff. Amortization of the core deposit intangible would be adjusted, if necessary, to amortize the remaining net book value over the remaining life of the core deposits. The evaluation for recoverability is only performed if events or changes in circumstances indicate that the carrying amount of the intangible may not be recoverable.

The evaluation of the core deposit intangible for the years ended December 31, 2025 and 2024, resulted in no impairments.

OLD GLORY HOLDING COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(dollars in thousands, except share data)

December 31, 2025 and 2024

Transfers of Financial Assets

Transfers of Financial Assets

Transfers of financial assets, including sales of loans, are accounted for as sales when control over the assets has been relinquished. Control over transferred assets is deemed to be surrendered when the assets have been isolated from the Company, the transferee obtains the right, free of conditions that constrain it from taking advantage of that right, to pledge or exchange the transferred assets and the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before maturity.

Revenue Recognition

Revenue Recognition

In addition to lending and related activities, the Company offers various services to customers that generate revenue. These revenues are presented within noninterest income and include service charges and fees, interchange income, and other transaction-based fees. Revenue is recognized when the transactions occur or as services are performed over primarily monthly or quarterly periods. Payment is typically received in the period the transactions occur. Fees may be fixed or, where applicable, based on a percentage of transaction size.

The Company records revenue from contracts with customers in accordance with Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers (Accounting Standard Codification (“ASC”) 606). Under ASC 606, the Company must identify the contract with a customer, identify the performance obligations in the contract, determine the transaction price, allocate the transaction price to the performance obligations in the contract and recognize revenue when (or as) the Company satisfies a performance obligation. Significant revenue has not been recognized in the current reporting period that results from performance obligations satisfied in previous periods.

The Company’s primary sources of revenue are derived from interest and fees earned on loans, investment securities and other financial instruments that are not within the scope of ASC 606. The Company has evaluated the nature of its contracts with customers and determined that further disaggregation of revenue from contracts with customers into more granular categories beyond what is presented in the Consolidated Statements of Loss is not currently necessary. The Company generally fully satisfies its performance obligations on its contracts with customers as services are rendered and the transaction prices are typically fixed, charged either on a periodic basis or based on activity. Because performance obligations are satisfied as services are rendered and the transaction prices are fixed, there is little judgment involved in applying ASC 606 that significantly affects the determination of the amount and timing of revenue from contracts with customers.

Interchange Fees

Interchange and debit card transaction fees are primarily comprised of interchange fees earned whenever the Bank’s debit and credit cards are processed through card payment networks, such as Visa. The Bank’s performance obligation for debit card and interchange income is generally satisfied, and the related revenue recognized, on a transactional basis. Payment is typically received immediately or in the following month.

OLD GLORY HOLDING COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(dollars in thousands, except share data)

December 31, 2025 and 2024

Service Charges, Fees and Other Income

Service charge income is comprised of service charges on non-time deposit accounts. Service charges on accounts consist of account analysis fees, monthly service fees, check orders, and other account related fees. The Company’s performance obligation for account analysis fees and monthly service fees is generally satisfied and the related revenue recognized, over the period in which the service is provided. Check orders and other account related fees are largely transactional based and therefore, the Company’s performance obligation is satisfied and related revenue recognized, at a point in time. Payment for service charges on accounts is primarily received immediately or in the following month through a direct charge to customers’ accounts.

Other operating income is primarily comprised of ATM fees, wire transfer fees, travelers check fees, revenue streams such as safe deposit box rental fees and other miscellaneous service charges. ATM fees are primarily generated when a Bank’s cardholder uses a non-Bank ATM or a non-Bank cardholder uses a Bank ATM. Safe deposit box rental fees are charged to the customer on an annual basis and recognized upon receipt of payment. The Bank determined that since rentals and renewals occur fairly consistently over time, revenue is recognized on a basis consistent with the duration of the performance obligation. Other service charges include revenue from processing wire transfers, bill pay service, cashier’s checks and other services. The Bank’s performance obligations for fees and other service charges are largely satisfied, and related revenue recognized, when the services are rendered or upon completion. Payment is typically received immediately or in the following month.

Gain from Sales of Mortgage Loans and Investment Securities

Gains from the sale of mortgage loans and investment securities are outside the scope of ASC 606. The accounting for these items is discussed elsewhere in the accounting policy footnote.

Marketing and Advertising	Marketing and Advertising Marketing and advertising costs are expensed as incurred and totaled $1.3 million and $1.1 million for the years ended December 31, 2025 and 2024, respectively.
Loss Contingencies

Loss Contingencies

Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated. Management does not believe there are such matters at December 31, 2025 or 2024 that will have a material effect on the consolidated financial statements.

Comprehensive Income

Comprehensive Income

Comprehensive income is defined as the change in equity from transactions and other events from non-owner sources. It includes all changes in equity except those resulting from investments by shareholders and distributions to shareholders. Comprehensive income includes net income and certain elements of other comprehensive income (loss) such as accounting for certain investments in debt securities.

Reclassifications	Reclassifications Certain prior year amounts may be reclassified to conform to the current year presentation. Such reclassifications, if any, were not material.
Reportable Operating Segment

Reportable Operating Segment

The Company’s reportable segment is determined by the Chief Executive Officer, who is designated the chief operating decision maker, based upon information provided about the Company’s products and services offered, primarily banking operations. The segment is also distinguished by the level of information provided to the chief operating decision maker, who uses such information to review performance of various components of the business, which are then aggregated if operating performance, products/services, and customers are similar. The chief operating decision maker will evaluate the financial performance of the Company’s business components such as by evaluating revenue streams, significant expenses, and budget to actual results in assessing the Company’s segment and in the determination of allocating resources. The chief operating decision maker uses revenue streams to evaluate product pricing and significant expenses to assess performance and evaluate return on assets. The chief operating decision maker uses consolidated net income to benchmark the Company against its competitors. The benchmarking analysis coupled with monitoring of budget to actual results are used in assessment performance and in establishing compensation. Loans and investments provide the revenues in the banking operation. Interest expense on deposits and borrowings, credit losses, compensation & benefits, occupancy, and other operating expenses provide the significant expenses in the banking operation. All operations are domestic.

Accounting policies for segments are the same as for the Company. Segment performance is evaluated using consolidated net income.

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